Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
ASSETS
Derivative Asset, Current	$ 2,567	$ 2,177
Derivative Asset, Noncurrent	23	330
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
ASSETS
Derivative Asset, Current	747	0
Derivative Asset, Noncurrent	23	0
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Total	770	0
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
ASSETS
Derivative Asset, Current	0	2,049
Derivative Asset, Noncurrent	0	330
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Derivative Financial Instruments [Member]
ASSETS
Total	$ 0	$ 2,379